UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/17 (Unaudited)

COMMON STOCKS (93.9%)(a)
			Shares	Value

Auto components (0.5%)

Xinyi Glass Holdings, Ltd. (China)			306,000	$373,757

				373,757
Banks (14.9%)

Banco Macro SA ADR (Argentina)			2,440	247,758

Bank of China, Ltd. (China)			1,619,000	789,157

China Construction Bank Corp. (China)			2,568,000	2,249,557

CTBC Financial Holding Co., Ltd. (Taiwan)			1,194,000	798,998

Dubai Islamic Bank PJSC (United Arab Emirates)			360,867	592,439

Grupo Financiero Galicia SA ADR (Argentina)			7,150	408,480

Grupo Supervielle SA ADR (Argentina)			35,016	920,921

Hana Financial Group, Inc. (South Korea)			19,099	832,385

HDFC Bank, Ltd. (India)			20,263	582,656

Industrial & Commercial Bank of China, Ltd. (China)			1,809,000	1,418,622

Itau Unibanco Holding SA ADR (Preference) (Brazil)			48,559	609,415

Itausa - Investimentos Itau SA (Preference) (Brazil)			121,658	385,773

Sberbank of Russia PJSC ADR (Russia)			103,831	1,693,484

				11,529,645
Capital markets (1.0%)

Edelweiss Financial Services, Ltd. (India)			168,562	774,532

				774,532
Chemicals (0.8%)

Formosa Plastics Corp. (Taiwan)			208,000	629,937

				629,937
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

				2
Construction and engineering (4.0%)

China State Construction International Holdings, Ltd. (China)			404,000	527,336

CTCI Corp. (Taiwan)			315,000	462,768

Dilip Buildcon, Ltd. (India)			33,526	507,439

KEC International, Ltd. (India)			131,786	662,951

Mota-Engil SGPS SA (Portugal)			134,463	552,154

NCC, Ltd./India (India)			209,019	399,133

				3,111,781
Construction materials (0.2%)

Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)			8,600	189,888

				189,888
Consumer finance (1.3%)

Shriram Transport Finance Co., Ltd. (India)			19,886	411,514

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)			179,865	588,671

				1,000,185
Diversified consumer services (1.3%)

Fu Shou Yuan International Group, Ltd. (China)			686,000	542,791

Ser Educacional SA 144A (Brazil)			52,577	473,658

				1,016,449
Diversified financial services (1.2%)

Chailease Holding Co., Ltd. (Taiwan)			306,000	891,786

				891,786
Diversified telecommunication services (1.7%)

Telecom Argentina SA ADR (Argentina)(NON)			13,915	484,103

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			2,739,800	846,323

				1,330,426
Electric utilities (1.4%)

Inter RAO UES PJSC (Russia)			4,154,421	262,115

Pampa Energia SA ADR (Argentina)(NON)			6,470	412,268

RusHydro PJSC ADR (Russia)			311,454	411,119

				1,085,502
Electronic equipment, instruments, and components (1.7%)

Elite Material Co., Ltd. (Taiwan)			176,000	670,775

Sunny Optical Technology Group Co., Ltd. (China)			36,000	611,044

				1,281,819
Food and staples retail (2.6%)

BIM Birlesik Magazalar AS (Turkey)			18,130	334,969

Robinsons Retail Holdings, Inc. (Philippines)			181,780	350,989

Wal-Mart de Mexico SAB de CV (Mexico)			326,600	771,145

X5 Retail Group NV GDR (Russia)(NON)			14,601	541,697

				1,998,800
Food products (1.7%)

Gruma SAB de CV Class B (Mexico)			49,430	612,333

WH Group, Ltd. (Hong Kong)			632,000	672,902

				1,285,235
Health-care equipment and supplies (0.4%)

Vieworks Co., Ltd. (South Korea)			8,217	297,993

				297,993
Health-care providers and services (1.3%)

Fleury SA (Brazil)			59,695	478,333

Qualicorp SA (Brazil)			59,886	561,091

				1,039,424
Hotels, restaurants, and leisure (1.7%)

Genting Bhd (Malaysia)			174,500	375,685

Gourmet Master Co., Ltd. (Taiwan)			34,000	428,406

Jubilant Foodworks, Ltd. (India)			18,317	507,879

				1,311,970
Household durables (2.9%)

Basso Industry Corp. (Taiwan)			271,000	728,812

Dixon Technologies India, Ltd. (India)(NON)			6,389	349,559

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			2	2

MRV Engenharia e Participacoes SA (Brazil)			154,012	628,102

Nien Made Enterprise Co., Ltd. (Taiwan)			57,000	525,440

				2,231,915
Independent power and renewable electricity producers (0.7%)

Canvest Environmental Protection Group Co., Ltd. (China)			864,000	507,149

				507,149
Insurance (6.0%)

AIA Group, Ltd. (Hong Kong)			41,600	339,078

Dongbu Insurance Co., Ltd. (South Korea)			7,325	460,937

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			10,245	408,446

ING Life Insurance Korea, Ltd. (South Korea)			13,899	695,939

IRB Brasil Resseguros S/A (Brazil)			120,856	1,268,204

Ping An Insurance Group Co. of China, Ltd. (China)			151,500	1,497,993

				4,670,597
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $87,766) (Private) (Luxembourg)(NON)(F)(RES)			2,072	19,829

				19,829
Internet software and services (13.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			24,175	4,280,909

Delivery Hero Holding GmbH (acquired 6/12/15, cost $161,742) (Private) (Germany)(NON)(F)(RES)			6,300	277,110

Sogou, Inc. ADR (China)(NON)			28,400	349,320

Tencent Holdings, Ltd. (China)			99,700	5,146,425

Yandex NV Class A (Russia)(NON)			17,005	563,036

				10,616,800
IT Services (0.6%)

Chinasoft International, Ltd. (China)			728,000	472,640

				472,640
Machinery (1.8%)

China Conch Venture Holdings, Ltd. (China)			214,000	472,111

Iochpe Maxion SA (Brazil)			71,465	464,579

Jain Irrigation Systems, Ltd. (India)			227,137	426,385

				1,363,075
Media (4.3%)

Megacable Holdings SAB de CV (Units) (Mexico)			145,877	618,103

Naspers, Ltd. Class N (South Africa)			10,023	2,694,999

				3,313,102
Metals and mining (2.8%)

Hindalco Industries, Ltd. (India)			147,689	554,016

Korea Zinc Co., Ltd. (South Korea)			1,563	700,757

Skipper, Ltd. (India)(NON)			150,637	644,642

United Co. RUSAL PLC (RUSAL) (Russia)			426,000	259,372

				2,158,787
Multiline retail (1.0%)

Poya International Co., Ltd. (Taiwan)			59,260	737,387

				737,387
Oil, gas, and consumable fuels (3.2%)

Indian Oil Corp., Ltd. (India)			62,107	380,634

Lukoil PJSC ADR (Russia)			12,692	705,041

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)			25,771	250,494

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)			16,500	154,770

PTT PCL (Foreign depositary shares) (Thailand)			76,400	963,772

				2,454,711
Personal products (0.6%)

Grape King Bio, Ltd. (Taiwan)			74,000	481,472

				481,472
Pharmaceuticals (1.7%)

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			1,136,000	600,043

Richter Gedeon Nyrt (Hungary)			27,404	708,134

				1,308,177
Professional services (0.6%)

Sporton International, Inc. (Taiwan)			88,000	453,316

				453,316
Real estate management and development (0.7%)

KWG Property Holding, Ltd. (China)			485,000	516,706

				516,706
Semiconductors and semiconductor equipment (3.9%)

Koh Young Technology, Inc. (South Korea)			4,821	389,559

MediaTek, Inc. (Taiwan)			106,000	1,165,587

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			190,889	1,437,103

				2,992,249
Software (0.6%)

NCSOFT Corp. (South Korea)			1,249	500,812

				500,812
Specialty retail (1.3%)

JUMBO SA (Greece)			19,066	288,205

Padini Holdings Bhd (Malaysia)			316,000	390,488

PC Jeweller, Ltd. (India)			51,777	319,595

				998,288
Technology hardware, storage, and peripherals (6.6%)

Casetek Holdings, Ltd. (Taiwan)			137,000	533,963

Samsung Electronics Co., Ltd. (South Korea)			1,691	3,973,027

Samsung Electronics Co., Ltd. (Preference) (South Korea)			299	581,416

				5,088,406
Textiles, apparel, and luxury goods (0.3%)

Nameson Holdings, Ltd. (Hong Kong)			600,000	209,727

				209,727
Thrifts and mortgage finance (1.0%)

Dewan Housing Finance Corp., Ltd. (India)			77,299	743,639

				743,639
Transportation infrastructure (0.4%)

Beijing Capital International Airport Co., Ltd. (China)			222,000	329,959

				329,959
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)			820,000	655,030

				655,030
Wireless telecommunication services (0.6%)

Turkcell Iletisim Hizmetleri AS (Turkey)			121,524	472,019

				472,019

Total common stocks (cost $61,959,840)				$72,444,923

WARRANTS (2.3%)(a)
	Expiration date	Strike Price	Warrants	Value

Jiangsu NHWA Pharmaceutical Co., Ltd. 144A (China)(NON)	7/27/18	$0.00	158,400	$333,539

Qingdao Haier Co., Ltd. 144A (China)(NON)	9/24/18	0.00	207,000	541,399

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	0.00	71,900	454,521

Tonghua Dongbao Pharmaceutical Co., Ltd. 144A (China)(NON)	11/12/18	0.00	132,200	451,752

Total warrants (cost $1,647,600)				$1,781,211

INVESTMENT COMPANIES (1.2%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			19,631	$904,989

Total investment companies (cost $907,150)				$904,989

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16 and 9/14/17, cost $10,576) (Luxembourg) (Private)(NON)(F)(RES)			1,609	$15,706

Total convertible preferred stocks (cost $10,576)				$15,706

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

UBS AG

IShares MSCI Emerging Markets ETF (Put)	Dec-17/$43.00	$5,557,539	$120,554	$7,411

Total purchased options outstanding (cost $106,087)				$7,411

SHORT-TERM INVESTMENTS (1.5%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.23%(AFF)			1,176,807	$1,176,807

Total short-term investments (cost $1,176,807)				$1,176,807

TOTAL INVESTMENTS

Total investments (cost $65,808,060)				$76,331,047

WRITTEN OPTIONS OUTSTANDING at 11/30/17 (premiums $61,482) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

UBS AG

IShares MSCI Emerging Markets ETF (Put)	Dec-17/$41.00	$5,557,539	$120,554	$3,623

Total				$3,623

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $77,135,541.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $312,649, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

	Short-term investments
	Putnam Short Term Investment Fund**	$1,560,755	$14,953,317	$15,337,265	$6,084	$1,176,807

	Total Short-term investments	$1,560,755	$14,953,317	$15,337,265	$6,084	$1,176,807
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	30.3%
	Taiwan	13.0
	South Korea	11.6
	India	9.5
	Brazil	6.9
	Russia	5.8
	South Africa	3.5
	Argentina	3.5
	Mexico	3.4
	United States	2.7
	Hong Kong	1.6
	Thailand	1.3
	Indonesia	1.1
	Turkey	1.1
	Malaysia	1.0
	Hungary	0.9
	United Arab Emirates	0.8
	Portugal	0.7
	Philippines	0.5
	Other	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,703,067	$5,489,526	$19,831
Consumer staples	2,260,144	1,505,363	—
Energy	2,074,077	380,634	—
Financials	6,715,145	12,895,239	—
Health care	1,747,558	898,036	—
Industrials	1,016,733	4,241,398	2
Information technology	5,193,265	15,482,351	277,110
Materials	189,888	2,788,724	—
Real estate	—	516,706	—
Telecommunication services	956,122	846,323	—
Utilities	1,085,502	1,162,179	—
Total common stocks	25,941,501	46,206,479	296,943
Convertible preferred stocks	—	—	15,706
Investment companies	904,989	—	—
Purchased options outstanding	—	7,411	—
Warrants	—	1,781,211	—
Short-term investments	1,176,807	—	—

Totals by level	$28,023,297	$47,995,101	$312,649

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(3,623)	$—

Totals by level	$—	$(3,623)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,788,622	$3,623

Total	$1,788,622	$3,623

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$130,000
Written equity option contracts (contract amount)		$130,000
Warrants (number of warrants)		510,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018